ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
6.	ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
i.	Acquisition of Great Bear Resources Ltd.

On February 24, 2022, the Company completed the acquisition of Great Bear Resources Ltd. through a plan of arrangement, whereby Kinross acquired all of the issued and outstanding common shares of Great Bear. Consideration for the acquisition included an up-front cash payment, the issuance of 49.3 million Kinross common shares and 9.9 million Kinross share options, and contingent consideration in the form of 59.3 million contingent value rights (“CVR”). Each CVR entitles the holder to acquire 0.1330 of a Kinross share upon Kinross’ public announcement of commercial production at the Great Bear project, provided that a cumulative total of at least 8.5 million gold ounces of mineral reserves and measured and indicated mineral resources are disclosed.

The acquisition was accounted for as an asset acquisition, with total consideration paid of $1,391.9 million, determined as follows:

Purchase price
Cash consideration	$1,061.5
Common shares issued (49.3 million)(a)	271.6
Fair value of options issued (9.9 million)(b)	39.5
Fair value of contingent value rights issued (59.3 million)	4.7
Acquisition costs	14.6
Total purchase price	$1,391.9

(a)	Common shares issued were valued at the closing share price on February 23, 2022 of C$7.01. See Note 14.
(b)	Fair value of stock options was determined using the Black-Scholes option pricing model. See Note 15i.

The purchase price was allocated as follows:

Purchase price allocation
Mineral interests - pre-development properties	$1,367.8
Land, plant and equipment	0.6
Total property, plant and equipment	1,368.4
Net working capital	23.5
Total purchase price	$1,391.9

ii.	Divestiture of Russian Discontinued Operations

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations to the Highland Gold Mining group of companies for total cash consideration of $340.0 million, of which $300.0 million was received on closing and the remaining $40.0 million is receivable on the one-year anniversary of closing. The Company’s Russian operations are classified as discontinued operations.

In connection with the sale, the Company recognized an impairment charge of $671.0 million, which included $158.8 million related to goodwill, and a loss on disposition of $80.9 million during the year ended December 31, 2022. The deferred payment consideration was recorded at fair value using a discount rate of 20%, representing the significant financing component implicit in the sale agreement.

(Loss) earnings from Russian Discontinued Operations

	Years ended
	December 31,	December 31,
	2022	2021

Results of discontinued operations
Revenue	$213.8	$862.8
Expenses(a)	794.8	457.5
(Loss) earnings before tax	(581.0)	405.3
Income tax expense - net	(61.2)	(143.8)
(Loss) earnings and other comprehensive income (loss) from discontinued operations after tax	$(642.2)	$261.5

(a)	Includes an impairment charge of $671.0 million, a loss on disposition of $80.9 million, as well as $18.8 million for the reclassification of AOCI to (loss) earnings from discontinued operations on the discontinuation of hedge accounting for Russian rouble collar contracts recognized during the year ended December 31, 2022.

Cash flows from Russian Discontinued Operations

	Years ended
	December 31,	December 31,
	2022	2021
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$36.8	$393.6
Net cash flow provided from (used) in investing activities(a)	263.5	(218.2)
Net cash flow used in financing activities	—	—
Effect of exchange rate changes on cash and cash equivalents	2.3	0.4
Net cash flow of discontinued operations	$302.6	$175.8

(a)

Net cash flows provided from investing activities for the year ended December 31, 2022 includes cash proceeds received on completion of the sale of the Company’s Russian operations of $300.0 million, net of cash disposed. Net cash flows used in investing activities for the year ended December 31, 2021 includes $141.5 million paid to settle the deferred payment obligation related to the acquisition of the Chulbatkan license.

iii.	Divestiture of Chirano Discontinued Operations

On August 10, 2022, the Company announced that it had completed the sale of its 90% interest in the Chirano mine in Ghana to Asante Gold Corporation (“Asante”) for total consideration of $225.0 million in cash and shares. In accordance with the sale agreement, the Company received $60.0 million in cash and 34,962,584 Asante shares on closing, and the remaining cash consideration is receivable, with $55.0 million due on the six-month anniversary of closing, and $36.9 million due on each of the one-year and two-year anniversaries of closing. The Company’s Chirano operations are classified as discontinued operations.

On February 10, 2023, the Company and Asante amended the sale agreement in respect of the deferred payment consideration of $55.0 million due on February 10, 2023. Under the amended agreement, the $55.0 million will be paid over 4 instalments ending on May 31, 2023 plus interest. In addition, the Company received 5.0 million Asante warrants on closing of the amended agreement.

In connection with the sale, the Company recognized a gain on disposition of $0.5 million during the year ended December 31, 2022. The Asante shares received were recorded at fair value based on the quoted market price on the closing date. The deferred payment consideration was recorded at fair value using a discount rate of 10%, representing the significant financing component implicit in the sale agreement.

Earnings (loss) from Chirano Discontinued Operations

	Years ended
	December 31,	December 31,
	2022	2021

Results of discontinued operations
Revenue	$162.3	$267.0
Expenses(a)	144.6	287.2
Earnings (loss) before tax	17.7	(20.2)
Income tax (expense) recovery - net	(11.8)	8.1
Earnings (loss) and other comprehensive income (loss) from discontinued operations after tax	$5.9	$(12.1)

(a)	Includes a gain on disposition of $0.5 million recognized during the year ended December 31, 2022.

Cash flows from Chirano Discontinued Operations

	Years ended
	December 31,	December 31,
	2022	2021
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$10.8	$46.5
Net cash flow provided from (used) in investing activities(a)	32.7	(38.8)
Net cash flow used in financing activities	—	—
Effect of exchange rate changes on cash and cash equivalents	(0.7)	0.1
Net cash flow of discontinued operations	$42.8	$7.8

(a)	Net cash flows provided from investing activities for the year ended December 31, 2022 includes proceeds on completion of the sale of the Company’s Chirano operations of $60.0 million.